UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549


                        FORM N-PX
     ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
               MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-1976

Exact name of registrant as specified in charter:  Sequoia Fund, Inc.

Address of principal executive offices:  767 Fifth Avenue, Suite 4701
                                         New York, NY  10153

Name and address of agent for service: Robert D. Goldfarb
                                       c/o Sequoia Fund, Inc.
                                       767 Fifth Avenue, Suite 4701
                                       New York, NY  10153

Registrant's telephone number, including area code: 800-686-6884

Date of fiscal year end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1 - Proxy Voting Record

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;
(b) The exchange ticker symbol of the portfolio security;
(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d) The shareholder meeting date;
(e) A brief identification of the matter voted on;
(f) Whether the matter was proposed by the issuer or by a security holder;
(g) Whether the registrant cast its vote on the matter;
(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i) Whether the registrant cast its vote for or against management.

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
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(A)                        (B)     (C)        (D)       (E)                      (F)              (G)         (H)      (I)
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                     TICKER  CUSIP      MEETING   MATTER                   PROPOSED BY      REGISTRANT  VOTE     FOR/AGAINST
                                               DATE     VOTED ON                                   VOTED?     CAST     MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect W Buffett          Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect C Munger           Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect S Buffett          Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect H Buffett          Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect M Chance           Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect D Gottesman        Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect C Guyman           Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect D Keough           Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect T Murphy           Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect R Olson            Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Elect W Scott            Issuer           yes         for      for
Berkshire Hathaway - Cl A  BRK.A   084670108  05/01/04  Political contributions  Security holder  yes         against  for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect W Buffett          Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect C Munger           Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect S Buffett          Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect H Buffett          Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect M Chance           Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect D Gottesman        Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect C Guyman           Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect D Keough           Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect T Murphy           Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect R Olson            Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Elect W Scott            Issuer           yes         for      for
Berkshire Hathaway - Cl B  BRK.B   084670207  05/01/04  Political contributions  Security holder  yes         against  for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect J Brown            Issuer           yes         for      for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect S Bell             Issuer           yes         for      for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect H Brown            Issuer           yes         for      for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect B Currey           Issuer           yes         for      for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect J Henderson        Issuer           yes         for      for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect T Hoepner          Issuer           yes         for      for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect D Hughes           Issuer           yes         for      for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect J Riedman          Issuer           yes         for      for
Brown & Brown Inc.         BRO     115236101  04/22/04  Elect J Smith            Issuer           yes         for      for
Costco Wholesale Corp      COST    22160k105  01/29/04  Elect B Carson           Issuer           yes         for      for
Costco Wholesale Corp      COST    22160k105  01/29/04  Elect H James            Issuer           yes         for      for
Costco Wholesale Corp      COST    22160k105  01/29/04  Elect J Ruckelshaus      Issuer           yes         for      for
Costco Wholesale Corp      COST    22160k105  01/29/04  Elect W Gates            Issuer           yes         for      for
Costco Wholesale Corp      COST    22160k105  01/29/04  Elect D Evans            Issuer           yes         for      for
Costco Wholesale Corp      COST    22160k105  01/29/04  Elect directors annually Security holder  yes         against  for
Costco Wholesale Corp      COST    22160k105  01/29/04  Land procurement         Security holder  yes         against  for
Costco Wholesale Corp      COST    22160k105  01/29/04  Independent auditors     Issuer           yes         for      for
Danaher Corp.              DHR     235851102  05/04/04  Elect S Rales            Issuer           yes         for      for
Danaher Corp.              DHR     235851102  05/04/04  Elect J Schwieters       Issuer           yes         for      for
Danaher Corp.              DHR     235851102  05/04/04  Elect A Spoon            Issuer           yes         for      for
Danaher Corp.              DHR     235851102  05/04/04  Independent auditors     Issuer           yes         for      for
Danaher Corp.              DHR     235851102  05/04/04  Stock option plan        Issuer           yes         for      for
Danaher Corp.              DHR     235851102  05/04/04  Board diversity          Security holder  yes         against  for
Ethan Allen Inter Inc      ETH     297602104  11/17/03  Elect F Wisner           Issuer           yes         for      for
Ethan Allen Inter Inc      ETH     297602104  11/17/03  Independent auditors     Issuer           yes         for      for
Expeditors Intl Wash Inc   EXPD	   302130109  05/05/04  Elect P Rose             Issuer           yes         for      for
Expeditors Intl Wash Inc   EXPD	   302130109  05/05/04  Elect J Wang             Issuer           yes         for      for
Expeditors Intl Wash Inc   EXPD	   302130109  05/05/04  Elect R Gates            Issuer           yes         for      for
Expeditors Intl Wash Inc   EXPD	   302130109  05/05/04  Elect J Casey            Issuer           yes         for      for
Expeditors Intl Wash Inc   EXPD	   302130109  05/05/04  Elect D Kourkoumelis     Issuer           yes         for      for
Expeditors Intl Wash Inc   EXPD	   302130109  05/05/04  Elect M Malone           Issuer           yes         for      for
Expeditors Intl Wash Inc   EXPD	   302130109  05/05/04  Elect J Meisenbach       Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect R Kierlin          Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect S Slaggie          Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect M Gostomski        Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect J Remick           Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect H McConnon         Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect R Hansen           Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect W Oberton          Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect M Dolan            Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Elect R Wisecup          Issuer           yes         for      for
Fastenal Co                FAST	   311900104  04/20/04  Independent auditors     Issuer           yes         for      for
Fifth Third Bancorp        FITB	   316773100  03/23/04  Elect D Allen            Issuer           yes         for      for
Fifth Third Bancorp        FITB	   316773100  03/23/04  Elect A Hill             Issuer           yes         for      for
Fifth Third Bancorp        FITB	   316773100  03/23/04  Elect M Livingston       Issuer           yes         for      for
Fifth Third Bancorp        FITB	   316773100  03/23/04  Elect H Meijer           Issuer           yes         for      for
Fifth Third Bancorp        FITB	   316773100  03/23/04  Elect J Rogers           Issuer           yes         for      for
Fifth Third Bancorp        FITB	   316773100  03/23/04  Incentive compensation   Issuer           yes         for      for
Fifth Third Bancorp        FITB	   316773100  03/23/04  Independent auditors     Issuer           yes         for      for
Fifth Third Bancorp        FITB	   316773100  03/23/04  Employment policy        Security holder  yes         for      against
Harley Davidson	           HDI     412822108  04/24/04  Elect B Allen            Issuer           yes         for      for
Harley Davidson	           HDI     412822108  04/24/04  Elect R Beattie          Issuer           yes         for      for
Harley Davidson	           HDI     412822108  04/24/04  Incentive plan           Issuer           yes         for      for
Harley Davidson	           HDI 	   412822108  04/24/04  Incentive stock plan     Issuer           yes         for      for
Harley Davidson	           HDI     412822108  04/24/04  Independent auditors     Issuer           yes         for      for
Idexx Laboratories Corp.   IDXX	   45168D104  05/19/04  Elect J Ayers            Issuer           yes         for      for
Idexx Laboratories Corp.   IDXX	   45168D104  05/19/04  Elect J Moody            Issuer           yes         for      for
Idexx Laboratories Corp.   IDXX	   45168D104  05/19/04  Independent auditors     Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Elect C Archer           Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Elect R Berndt           Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Elect H Bowden           Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Elect W Brody            Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Elect E Kelly            Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Elect M Plant            Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Independent auditors     Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Omnibus stock plan       Issuer           yes         for      for
Mercantile Bankshares      MRBK	   587405101  05/11/04  Deferred compensation    Issuer           yes         for      for
Mohawk Industries          MHK     608190104  05/19/04  Elect L Benatar          Issuer           yes         for      for
Mohawk Industries          MHK     608190104  05/19/04  Elect P Bonanno          Issuer           yes         for      for
Mohawk Industries          MHK     608190104  05/19/04  Elect D Kolb             Issuer           yes         for      for
Mohawk Industries          MHK     608190104  05/19/04  Elect W Wellborn         Issuer           yes         for      for
Patterson Companies Inc    PDCO	   703395103  09/08/03  Elect H Slavkin          Issuer           yes         for      for
Patterson Companies Inc    PDCO	   703395103  09/08/03  Elect J Wiltz            Issuer           yes         for      for
Patterson Companies Inc    PDCO	   703395103  09/08/03  Independent auditors     Issuer           yes         for      for
Progressive Corp. Ohio     PGR     743315103  04/16/04  Elect P Lewis            Issuer           yes         for      for
Progressive Corp. Ohio     PGR     743315103  04/16/04  Elect G Renwick          Issuer           yes         for      for
Progressive Corp. Ohio     PGR     743315103  04/16/04  Elect D Shackelford      Issuer           yes         for      for
Progressive Corp. Ohio     PGR     743315103  04/16/04  Code of regulations      Issuer           yes         for      for
Progressive Corp. Ohio     PGR     743315103  04/16/04  Executive bonus plan     Issuer           yes         for      for
Progressive Corp. Ohio     PGR     743315103  04/16/04  Independent auditors     Issuer           yes         for      for
TJX Cos - New              TJX     872540109  06/01/04  Elect G Crittenden       Issuer           yes         for      for
TJX Cos - New              TJX     872540109  06/01/04  Elect E English          Issuer           yes         for      for
TJX Cos - New              TJX     872540109  06/01/04  Elect R Lesser           Issuer           yes         for      for
TJX Cos - New              TJX     872540109  06/01/04  Stock incentive plan     Issuer           yes         for      for
TJX Cos - New              TJX     872540109  06/01/04  Intl human rights        Security holder  yes         against  for
TJX Cos - New              TJX     872540109  06/01/04  Vendor code of conduct   Security holder  yes         against  for
TJX Cos - New              TJX     872540109  06/01/04  Election of Directions   Security holder  yes         against  for
Tiffany & Co               TIF     886547108  05/20/04  Elect M Kowalski         Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Elect R Bravo            Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Elect W Chaney           Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Elect S Hayes            Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Elect A Kohnstamm        Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Elect C Marquis          Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Elect J Presby           Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Elect J Quinn            Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Elect W Shutzer          Issuer           yes         for      for
Tiffany & Co               TIF     886547108  05/20/04  Independent auditors     Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect D Bernauer         Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect J Howard           Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect C Reed             Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect D Schwartz         Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect M Von Ferstel      Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect W Foote            Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect A McNally          Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect J Rein             Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect J Schwemm          Issuer           yes         for      for
Walgreen                   WAG     931422109  01/14/04  Elect C Walgreen III     Issuer           yes         for      for
Walgreen                   WAG	   931422109  01/14/04  Director stock plan      Issuer           yes         for      for


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: Sequoia Fund, Inc.
        By: /s/ Robert D. Goldfarb
            President

Date: August 20, 2004